Annual Fund Operating Expenses - Invesco Active Allocation Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	0.09%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.10%
Class C
Operating Expenses:
Management Fees	0.09%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.86%
Class R
Operating Expenses:
Management Fees	0.09%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	1.36%
Class Y
Operating Expenses:
Management Fees	0.09%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	0.86%
Class R5
Operating Expenses:
Management Fees	0.09%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	0.84%
Class R6
Operating Expenses:
Management Fees	0.09%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.62%
Total Annual Fund Operating Expenses	0.84%